Average Annual Total Returns - Investor A, Institutional - BlackRock LifePath Index 2060 Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	14.71%
Since Inception	13.69%
Inception Date	Feb. 29, 2016
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.21%
Since Inception	13.05%
Inception Date	Feb. 29, 2016
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.85%
Since Inception	10.74%
Inception Date	Feb. 29, 2016
Institutional Shares
Average Annual Return:
1 Year	15.02%
Since Inception	13.98%
Inception Date	Feb. 29, 2016